Not FDIC Insured May Lose Value No Bank Guarantee
132-Q3PH

Schedule of Investments
(unaudited)
Franklin Gold and Precious Metals Fund 2
Notes to Schedule of Investments 7

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), April 30, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 99.2%
Copper 1.0%
a
Faraday Copper Corp. ................................. Canada 4,400,000 $ 3,313,155
a,b
Imperial Metals Corp. .................................. Canada 2,065,330 2,698,682
a
SolGold plc, (CAD Traded) .............................. Australia 10,650,000 2,555,182
a,b
SolGold plc, (GBP Traded) .............................. Australia 10,650,000 2,550,005
a
Vizsla Copper Corp. ................................... Canada 528,571 109,257
11,226,281
Diversified Metals & Mining 10.2%
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 151,105
a
Adventus Mining Corp. ................................. Canada 500,000 138,417
a
Adventus Mining Corp. ................................. Canada 3,350,000 927,396
a,c
Adventus Mining Corp., 144A ............................ Canada 4,500,000 1,245,755
a
Arizona Metals Corp. ................................... Canada 150,000 438,506
a,c
Arizona Metals Corp., 144A .............................. Canada 1,244,000 3,636,675
a
Aston Minerals Ltd. .................................... Australia 25,000,000 1,588,080
a
Azimut Exploration, Inc. ................................. Canada 1,700,000 1,606,378
a
Bluestone Resources, Inc. ............................... Canada 550,000 215,193
a,c
Bluestone Resources, Inc., 144A .......................... Canada 6,800,000 2,660,564
a,b
Bravo Mining Corp. .................................... Canada 2,880,000 6,633,397
a
Chalice Mining Ltd. .................................... Australia 3,039,965 16,161,644
a,d
Clean Air Metals, Inc. .................................. Canada 10,315,600 609,219
a,c
G Mining Ventures Corp., 144A ........................... Canada 18,750,000 14,533,811
a
Ivanhoe Electric, Inc. ................................... United States 300,900 3,583,719
a
Ivanhoe Mines Ltd., A .................................. Canada 1,670,000 14,485,826
a,d,e,f
Magna Mining, Inc. .................................... Canada 2,210,000 1,360,233
a
Matador Mining Ltd. ................................... Australia 10,813,044 535,717
a,d
Max Resource Corp. ................................... Canada 6,000,000 620,109
a,b
OreCorp Ltd. ......................................... Australia 8,684,200 2,259,749
a
Prime Mining Corp. .................................... Canada 4,590,000 7,522,368
a,d
Silver Mountain Resources, Inc. .......................... Canada 10,300,000 1,520,744
a,b
Sunrise Energy Metals Ltd. .............................. Australia 1,359,999 1,193,098
a,d
Talisker Resources Ltd. ................................. Canada 26,400,000 2,436,143
a
Troilus Gold Corp. ..................................... Canada 8,900,000 4,796,250
a
Vizsla Silver Corp. ..................................... Canada 3,000,000 4,318,618
a,b
Vizsla Silver Corp. ..................................... Canada 5,550,000 7,989,443
a,e,f
Vizsla Silver Corp. ..................................... Canada 2,500,000 3,445,713
a
Western Copper & Gold Corp. ............................ Canada 930,000 1,585,930
a
Western Copper & Gold Corp. ............................ Canada 2,430,000 4,143,880
112,343,680
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 141,736
a
Gold 79.9%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 405,859 23,028,438
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 15,000 850,950
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,373,316 30,678,254
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,744,500 22,556,385
AngloGold Ashanti Ltd., ADR ............................. Australia 1,079,823 28,701,695
a
Artemis Gold, Inc. ..................................... Canada 3,720,000 12,495,202
a,c,d
Ascot Resources Ltd., 144A ............................. Canada 22,220,000 10,498,154
a,b,c,d
Ascot Resources Ltd., 144A ............................. Canada 6,500,000 3,071,017
a,d
Auteco Minerals Ltd. ................................... Australia 116,057,775 3,075,205
B2Gold Corp. ........................................ Canada 6,883,694 27,085,552
a,d
Banyan Gold Corp. .................................... Canada 20,167,629 5,955,302
Barrick Gold Corp. .................................... Canada 2,897,383 55,166,172
a
Bellevue Gold Ltd. ..................................... Australia 14,544,000 13,653,240
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 193,784
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 210,394

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Black Cat Syndicate Ltd. ................................ Australia 11,522,800 $ 3,284,324
a
Bonterra Resources, Inc. ................................ Canada 3,500,000 788,056
a
Breaker Resources NL ................................. Australia 13,500,000 4,120,578
a
Catalyst Metals Ltd. ................................... Australia 3,500,000 2,231,530
Centamin plc ......................................... Egypt 13,215,200 17,151,737
Centerra Gold, Inc. .................................... Canada 3,200 21,639
c
Centerra Gold, Inc., 144A ............................... Canada 2,825,900 19,109,142
a
Cerrado Gold, Inc. ..................................... Canada 2,800,000 1,963,679
a
De Grey Mining Ltd. ................................... Australia 5,000,000 5,366,567
Dundee Precious Metals, Inc. ............................ Canada 2,762,415 20,270,490
a
Eldorado Gold Corp. ................................... Turkey 1,428,724 15,789,162
a
Emerald Resources NL ................................. Australia 16,570,000 21,182,247
Endeavour Mining plc .................................. Burkina Faso 2,222,114 57,217,877
a,d
Falcon Metals Ltd. ..................................... Australia 9,225,414 2,207,758
a,e
Firefinch Ltd. ......................................... Australia 18,028,500 715,767
a
First Mining Gold Corp. ................................. Canada 7,500,000 996,604
a
Galiano Gold, Inc. ..................................... Canada 9,264,362 5,744,917
a
Gascoyne Resources Ltd. ............................... Australia 15,690,800 1,323,602
a
Genesis Minerals Ltd. .................................. Australia 6,298,509 5,648,938
a,d
Geopacific Resources Ltd. .............................. Australia 60,464,743 914,736
Gold Fields Ltd. ....................................... South Africa 479,800 7,476,267
a,d
Gold Mountain Mining Corp. ............................. Canada 2,050,000 257,272
a,d
Gold Mountain Mining Corp. ............................. Canada 3,900,000 489,443
a,d,e,f
Heliostar Metals Ltd. ................................... Canada 10,325,000 2,862,981
a,d,e,f
HighGold Mining, Inc. .................................. Canada 800,000 395,601
a,d
HighGold Mining, Inc. .................................. Canada 4,803,000 2,517,444
Hochschild Mining plc .................................. Peru 2,038,520 1,841,828
a
i-80 Gold Corp. ....................................... Canada 2,015,000 5,057,582
a,c
i-80 Gold Corp., 144A .................................. Canada 675,000 1,694,227
a,d
Integra Resources Corp., (CAD Traded) .................... Canada 2,260,000 1,201,240
a,d,e,f
Integra Resources Corp., (CAD Traded) .................... Canada 4,000,000 2,067,031
a,d
Integra Resources Corp., (USD Traded) .................... Canada 1,850,000 1,000,850
a
K92 Mining, Inc. ...................................... Canada 1,300,000 6,180,422
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 2,612,521
a,d
Liberty Gold Corp. ..................................... Canada 16,329,800 6,148,087
a,c,d
Liberty Gold Corp., 144A ................................ Canada 2,600,000 978,887
a,c,d
Lion One Metals Ltd., 144A .............................. Canada 8,336,400 6,338,765
a,e,f
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,e,f
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a
Marathon Gold Corp. ................................... Canada 10,613,000 6,737,915
a,d
Mawson Gold Ltd. ..................................... Canada 18,100,000 2,538,757
c
Mineros SA, 144A ..................................... Colombia 4,115,000 2,004,946
a,d
Monarch Mining Corp. .................................. Canada 6,000,000 243,614
a,d,e,f
Monarch Mining Corp., 144A ............................. Canada 9,500,000 325,234
a
Moneta Gold, Inc. ..................................... Canada 2,250,000 1,943,378
a
Montage Gold Corp. ................................... Canada 4,000,000 2,067,031
a,d
Newcore Gold Ltd. .................................... Canada 9,200,000 1,290,418
Newcrest Mining Ltd., (AUD Traded) ....................... Australia 2,461,914 47,009,928
Newcrest Mining Ltd., (CAD Traded) ....................... Australia 301,129 5,724,252
Newmont Corp. ....................................... United States 626,614 29,701,504
a,d
Nighthawk Gold Corp. .................................. Canada 5,761,000 2,891,983
Northern Star Resources Ltd. ............................ Australia 1,017,254 9,073,716
a,d
O3 Mining, Inc. ....................................... Canada 5,100,000 6,099,217
OceanaGold Corp. .................................... Australia 8,563,488 19,597,529
a
Ora Banda Mining Ltd. ................................. Australia 38,107,692 3,655,384
a
Orla Mining Ltd. ...................................... Canada 3,845,653 17,374,425
a,c
Orla Mining Ltd., 144A .................................. Canada 2,000,000 9,035,878
a,c
Osisko Development Corp., 144A ......................... Canada 960,849 5,135,499

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a,e,f
Osisko Mining, Inc. .................................... Canada 700,000 $ 1,898,065
a
Osisko Mining, Inc. .................................... Canada 6,926,923 19,738,611
a,d
Pantoro Ltd. ......................................... Australia 229,590,399 11,097,735
a,c
Perpetua Resources Corp., 144A ......................... United States 403,000 1,918,906
Perseus Mining Ltd. ................................... Australia 28,558,141 42,205,911
a
Predictive Discovery Ltd. ................................ Australia 59,751,010 7,004,904
a
Probe Gold, Inc. ...................................... Canada 705,000 822,309
a,c
Probe Gold, Inc., 144A ................................. Canada 5,200,000 6,065,259
a,c,e
Pure Gold Mining, Inc., 144A ............................. Canada 26,000,000 —
a,d
Red 5 Ltd. ........................................... Australia 228,628,277 25,747,846
a
Resolute Mining Ltd. ................................... Australia 29,033,333 9,212,866
a
Reunion Gold Corp. ................................... Canada 13,000,000 4,318,618
a,d
RTG Mining, Inc. ...................................... Australia 1,769,918 62,063
a,c,d
RTG Mining, Inc., 144A ................................. Australia 2,397,790 84,080
a,d
RTG Mining, Inc., CDI .................................. Australia 64,487,582 1,985,280
a,d
Saturn Metals Ltd. ..................................... Australia 10,339,999 1,133,373
a
Skeena Resources Ltd. ................................. Canada 2,143,550 14,431,696
a
Southern Cross Gold Ltd. ............................... Canada 4,200,000 1,815,488
SSR Mining, Inc. ...................................... Canada 2,381,555 34,107,609
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 5,137,336 208,588
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 665,203
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 406,024
a
St. Barbara Ltd. ....................................... Australia 9,008,021 3,605,649
a
Superior Gold, Inc. .................................... Canada 500,000 77,514
a,c
Superior Gold, Inc., 144A ............................... Canada 5,350,000 829,396
a
Thesis Gold, Inc. ...................................... Canada 2,975,000 1,691,090
a,c
Torex Gold Resources, Inc., 144A ......................... Canada 1,275,000 20,923,704
a
Tulla Resources plc, CDI ................................ Australia 15,300,000 3,406,607
a
Victoria Gold Corp. .................................... Canada 1,160,000 8,357,892
a
West African Resources Ltd. ............................. Australia 12,264,984 7,935,253
a
Westhaven Gold Corp. ................................. Canada 1,800,000 425,218
a,d,e
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 264,650
877,287,557
Precious Metals & Minerals 5.7%
Anglo American Platinum Ltd. ............................ South Africa 88,556 5,249,920
a,d,e,f
Aurion Resources Ltd. .................................. Canada 2,400,000 1,202,807
a,d
Aurion Resources Ltd. .................................. Canada 4,500,000 2,458,290
a,d
Benchmark Metals, Inc. ................................. Canada 3,500,000 981,840
a,d
Benchmark Metals, Inc. ................................. Canada 9,790,300 2,746,430
Impala Platinum Holdings Ltd. ............................ South Africa 1,470,000 14,310,455
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 11,699,170
a,d
Millennial Precious Metals Corp. .......................... Canada 10,168,700 1,238,621
a
Northam Platinum Holdings Ltd. .......................... South Africa 924,019 9,043,203
a,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 1,779,911 2,772,488
a,b,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,042,787 3,181,958
a,c,d
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 152,276
a,b,d
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 3,441,856 5,472,551
a,c,d
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 57,054
a
Sable Resources Ltd. .................................. Canada 12,000,000 620,109
a,d
TDG Gold Corp. ...................................... Canada 2,080,000 437,620
a,c,d
TDG Gold Corp., 144A ................................. Canada 4,750,000 999,372
62,624,164
Silver 2.4%
a
Aya Gold & Silver, Inc. .................................. Canada 690,000 5,491,068
a
Gatos Silver, Inc. ...................................... United States 157,157 938,227
a
GoGold Resources, Inc. ................................ Canada 9,262,858 12,103,395

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Silver (continued)
Pan American Silver Corp. .............................. Canada 123,021 $ 2,190,511
a,d
Silver Tiger Metals, Inc. ................................. Canada 3,560,000 775,284
a,c,d
Silver Tiger Metals, Inc., 144A ............................ Canada 21,500,000 4,682,194
26,180,679
Total Common Stocks (Cost $975,618,306) .....................................
1,089,804,097
Rights
a a
Rights 0.1%
Gold 0.0%
†
a,e
Kinross Gold Corp., CVR , 2/24/32 ......................... Canada 660,000 48,723
Precious Metals & Minerals 0.0%
†
a
Eastern Platinum Ltd. , 5/05/23 ........................... Canada 890,986 3,289
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 1,017,830
Total Rights (Cost $856,771) ..................................................
1,069,842
Warrants
a a a
Warrants 0.3%
Diversified Metals & Mining 0.1%
a,e,f
Adventus Mining Corp., 144A, 7/26/23 ...................... Canada 1,000,000 1
a,d,e,f
Clean Air Metals, Inc., 144A, 2/23/24 ....................... Canada 3,600,000 10,763
a,e,f
Euro Sun Mining, Inc., 144A, 6/05/23 ....................... Canada 5,000,000 —
a,e,f
G Mining Ventures Corp., 144A, 8/20/24 .................... Canada 3,750,000 52,468
a,d,e,f
Max Resource Corp., 144A, 10/05/23 ...................... Canada 6,000,000 —
a,e,f
Prime Mining Corp., 144A, 4/27/24 ........................ Canada 650,000 38,881
a,c,d
Silver Mountain Resources, Inc., 144A, 1/31/24 ............... Canada 3,650,000 20,209
a,d
Silver Mountain Resources, Inc., 2/09/26 .................... Canada 1,500,000 30,452
a,d,e,f
Talisker Resources Ltd., 144A, 1/11/25 ..................... Canada 4,500,000 70,746
a
Troilus Gold Corp., 6/30/23 .............................. Canada 1,000,000 14,764
a,e,f
Vizsla Silver Corp., 144A, 11/15/24 ........................ Canada 1,500,000 494,909
733,193
Gold 0.2%
a,d,e,f
Ascot Resources Ltd., 144A, 3/08/24 ....................... Canada 1,650,000 6,707
a,d,e,f
Gold Mountain Mining Corp., 144A, 4/21/24 .................. Canada 1,025,000 163
a,d,e,f
Heliostar Metals Ltd., 2/24/25 ............................ Canada 5,162,500 745,769
a,e
Marathon Gold Corp., 9/19/24 ............................ Canada 3,225,000 335,282
a,d,e,f
Monarch Mining Corp., 144A, 4/06/27 ...................... Canada 6,000,000 59,225
a,c,d,e
Nighthawk Gold Corp., 144A, 6/08/23 ...................... Canada 1,630,500 3,673
a,d
Nighthawk Gold Corp., 5/03/24 ........................... Canada 1,250,000 87,664
a
Osisko Development Corp., 12/01/23 ...................... Canada 737,500 43,555
a,e,f
Osisko Development Corp., 144A, 3/27/27 .................. Canada 608,333 80,173
a,e
Osisko Mining, Inc., 8/28/24 ............................. Canada 350,000 205,246
a,e,f
Probe Gold, Inc., 144A, 3/08/24 ........................... Canada 900,000 53,227
a,e,f
Reunion Gold Corp., 144A, 7/08/24 ........................ Canada 6,500,000 619,323
a,d,e
Wiluna Mining Corp. Ltd., 12/31/24 ........................ Australia 9,755,000 —
2,240,007
Precious Metals & Minerals 0.0%
†
a,d,e,f
Benchmark Metals, Inc., 144A, 12/09/23 .................... Canada 750,000 27
a,d,e,f
Benchmark Metals, Inc., 9/29/24 .......................... Canada 1,000,000 27,127

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 15 .
a a
Country Warrants a Value
a a a a a a
Warrants
(continued)
Precious Metals & Minerals (continued)
a,d,e,f
Millennial Precious Metals Corp., 5/18/24 ................... Canada 2,650,000 $ 1,013
28,167
Total Warrants (Cost $–) ......................................................
3,001,367
Total Long Term Investments (Cost $976,475,077) ...............................
1,093,875,306
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 4,103,161 4,103,161
Total Money Market Funds (Cost $4,103,161) ...................................
4,103,161
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 1,410,000 1,410,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$1,410,000) .................................................................
1,410,000
Total Short Term Investments (Cost $5,513,161 ) .................................
5,513,161
a
Total Investments (Cost $981,988,238) 100.1% ..................................
$1,099,388,467
Other Assets, less Liabilities (0.1)% ...........................................
(1,084,518)
Net Assets 100.0% ...........................................................
$1,098,303,949
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $116,961,064, representing 10.6% of net assets.
d
See Note 4 regarding holdings of 5% voting securities.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Gold and Precious Metals Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At April 30, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933 (1933 Act), were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
1,000,000
a
Adventus Mining Corp., 144A, 7/26/23 ............ 1/27/22 $ — $ 1
1,650,000
b
Ascot Resources Ltd., 144A, 3/08/24 ............. 3/09/22 — 6,707
2,400,000
c
Aurion Resources Ltd. ........................ 4/05/23 980,392 1,202,807
750,000
d
Benchmark Metals, Inc., 144A, 12/09/23 ........... 12/10/21 — 27
1,000,000
d
Benchmark Metals, Inc., 9/29/24 ................ 9/30/22 — 27,127
3,600,000
e
Clean Air Metals, Inc., 144A, 2/23/24 ............. 2/24/22 — 10,763
5,000,000 Euro Sun Mining, Inc., 144A, 6/05/23 ............. 6/09/20 — —
3,750,000
f
G Mining Ventures Corp., 144A, 8/20/24 ........... 9/16/21 — 52,468
1,025,000
g
Gold Mountain Mining Corp., 144A, 4/21/24 ........ 4/22/22 — 163
10,325,000 Heliostar Metals Ltd. ......................... 3/07/23 1,651,820 2,862,981
5,162,500 Heliostar Metals Ltd., 2/24/25 ................... 3/20/23 — 745,769
800,000
h
HighGold Mining, Inc. . ........................ 4/06/23 391,546 395,601
4,000,000
i
Integra Resources Corp., (CAD Traded). .......... 3/13/23 2,039,330 2,067,031
6,375,000 Lydian International Ltd. ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12 – 3/10/16 14,750,154 —
2,210,000 Magna Mining, Inc. ........................... 1/23/23 1,817,706 1,360,233
6,000,000
j
Max Resource Corp., 144A, 10/05/23 ............. 5/20/22 — —
2,650,000
k
Millennial Precious Metals Corp., 5/18/24 .......... 6/17/22 — 1,013
9,500,000
l
Monarch Mining Corp., 144A ................... 1/18/23 457,407 325,234
6,000,000
l
Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — 59,225
608,333
m
Osisko Development Corp., 144A, 3/27/27 ......... 3/03/22 — 80,173
700,000
n
Osisko Mining , Inc. ........................... 2/22/23 1,600,767 1,898,065
650,000
o
Prime Mining Corp., 144A, 4/27/24 ............... 4/28/21 — 38,881
900,000
p
Probe Gold, Inc., 144A, 3/08/24 ................. 3/09/22 — 53,227
6,500,000
q
Reunion Gold Corp., 144A, 7/08/24 .............. 7/11/22 — 619,323
4,500,000
r
Talisker Resources Ltd., 144A, 1/11/25 ............ 8/12/22 — 70,746
2,500,000
s
Vizsla Silver Corp. ........................... 2/03/23 3,077,899 3,445,713
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2023, investments in “affiliated companies” were as follows:
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund (continued)
1,500,000
s
Vizsla Silver Corp., 144A, 11/15/24 ............... 11/16/22 $ — $ 494,909
Total Restricted Securities (Value is 1.4% of Net Assets) .............. $28,865,037 $15,818,187
a
The Fund also invests in unrestricted securities of the issuer, valued at $2,311,568 as of April 30, 2023.
b
The Fund also invests in unrestricted securities of the issuer, valued at $13,569,171 as of April 30, 2023.
c
The Fund also invests in unrestricted securities of the issuer, valued at $2,458,290 as of April 30, 2023.
d
The Fund also invests in unrestricted securities of the issuer, valued at $3,728,270 as of April 30, 2023.
e
The Fund also invests in unrestricted securities of the issuer, valued at $609,219 as of April 30, 2023.
f
The Fund also invests in unrestricted securities of the issuer, valued at $14,533,811 as of April 30, 2023.
g
The Fund also invests in unrestricted securities of the issuer, valued at $746,715 as of April 30, 2023.
h
The Fund also invests in unrestricted securities of the issuer, valued at $2,517,444 as of April 30, 2023.
i
The Fund also invests in unrestricted securities of the issuer, valued at $2,202,090 as of April 30, 2023.
j
The Fund also invests in unrestricted securities of the issuer, valued at $620,109 as of April 30, 2023.
k
The Fund also invests in unrestricted securities of the issuer, valued at $1,238,621 as of April 30, 2023.
l
The Fund also invests in unrestricted securities of the issuer, valued at $243,614 as of April 30, 2023.
m
The Fund also invests in unrestricted securities of the issuer, valued at $5,179,054 as of April 30, 2023.
n
The Fund also invests in unrestricted securities of the issuer, valued at $19,943,857 as of April 30, 2023.
o
The Fund also invests in unrestricted securities of the issuer, valued at $7,522,368 as of April 30, 2023.
p
The Fund also invests in unrestricted securities of the issuer, valued at $6,887,568 as of April 30, 2023.
q
The Fund also invests in unrestricted securities of the issuer, valued at $4,318,618 as of April 30, 2023.
r
The Fund also invests in unrestricted securities of the issuer, valued at $2,436,143 as of April 30, 2023.
s
The Fund also invests in unrestricted securities of the issuer, valued at $12,308,061 as of April 30, 2023.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold a nd Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 6,593,987 $ — $ — $ — $ 3,904,167 $ 10,498,154 22,220,000 $ —
Ascot Resources Ltd.,
144A, 3/08/24 ..... 90,648 — — — (83,941) 6,707 1,650,000 —
Ascot Resources Ltd.,
144A. ........... 1,928,934 — — — 1,142,083 3,071,017 6,500,000 —
Aurion Resources Ltd. . — 980,392 — — 222,415 1,202,807 2,400,000 —
Aurion Resources Ltd. .. 1,967,981 — — — 490,309 2,458,290 4,500,000 —
Auteco Minerals Ltd. ... 3,204,442 633,829 — — (763,066) 3,075,205 116,057,775 —
Banyan Gold Corp. ... 6,878,581 512,595 — — (1,435,874) 5,955,302 20,167,629 —
Benchmark Metals, Inc. .. 702,851 611,621
a
— — (332,632) 981,840 3,500,000 —
3. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Benchmark Metals, Inc. ... $ 4,587,411 $ — $ — $ — $ (1,840,981) $ 2,746,430 9,790,300 $ —
Benchmark Metals, Inc.,
144A, 12/09/23 .... 30,232 — — — (30,205) 27 750,000 —
Benchmark Metals, Inc.,
9/29/24 .......... — —
a
— — 27,127 27,127 1,000,000 —
Black Cat Syndicate Ltd. 3,048,844 — — — —
b
—
b
—
b
—
Clean Air Metals, Inc. .. 1,450,065 — — — (840,846) 609,219 10,315,600 —
Clean Air Metals, Inc.,
144A, 2/23/23 ..... 878 — — — (878) —
c
— —
Clean Air Metals, Inc.,
144A, 2/23/24 ..... 87,884 — — — (77,121) 10,763 3,600,000 —
Euro Sun Mining, Inc.,
144A ........... 859,039 — (299,056) (2,585,772) 2,025,789 —
c
— —
Euro Sun Mining, Inc.,
144A, 6/05/23 ..... 11,761 — — — —
b
—
b
—
b
—
Falcon Metals Ltd. .... 1,460,861 — — — 746,897 2,207,758 9,225,414 —
G Mining Ventures Corp.,
144A ........... — 10,711,519
a
— — —
b
—
b
—
b
—
G Mining Ventures Corp.,
144A, 8/20/24 ..... 526,066 — — — —
b
—
b
—
b
—
Geopacific Resources Ltd. 1,902,429 296,899
a
— — (1,284,592) 914,736 60,464,743 —
Gold Mountain Mining
Corp . ........... 1,172,589 — — — (683,146) 489,443 3,900,000 —
Gold Mountain Mining
Corp. ........... 616,361 — — — (359,089) 257,272 2,050,000 —
Gold Mountain Mining
Corp., 144A, 4/21/24 . 41,792 — — — (41,629) 163 1,025,000 —
Heliostar Metals Ltd. ... — 1,651,820 — — 1,211,161 2,862,981 10,325,000 —
Heliostar Metals Ltd.,
2/24/25 .......... — —
a
— — 745,769 745,769 5,162,500 —
HighGold Mining, Inc. .. 3,338,282 — — — (820,838) 2,517,444 4,803,000 —
HighGold Mining, Inc. . . — 391,546 — — 4,055 395,601 800,000 —
Integra Resources Corp.,
(CAD Traded) ..... 1,535,494 — — — (334,254) 1,201,240 2,260,000 —
Integra Resources Corp.,
(CAD Traded). ..... — 2,039,330 — — 27,701 2,067,031 4,000,000 —
Integra Resources Corp.,
(USD Traded) ..... 1,258,185 — — — (257,335) 1,000,850 1,850,000 —
Liberty Gold Corp .... 6,185,047 — — — (36,960) 6,148,087 16,329,800 —
Liberty Gold Corp., 144A 984,772 — — — (5,885) 978,887 2,600,000 —
Lion One Metals Ltd.,
144A ........... 8,984,171 — — — (2,645,406) 6,338,765 8,336,400 —
Magna Mining, Inc. .... — 1,817,706 — — (457,473) 1,360,233 2,210,000 —
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Mawson Gold Ltd. .... $ 1,554,861 $ —
a
$ — $ — $ 983,896 $ 2,538,757 18,100,000 $ —
Max Resource Corp. .. — 2,785,838
a
— — (2,165,729) 620,109 6,000,000 —
Max Resource Corp.,
144A, 10/05/23 .... 403,169 — — — (403,169) — 6,000,000 —
Millennial Precious Metals
Corp. ........... 2,223,535 — — — (984,914) 1,238,621 10,168,700 —
Millennial Precious Metals
Corp., 5/18/24 ..... 162,133 — — — (161,120) 1,013 2,650,000 —
Monarch Mining Corp. . 2,188,325 —
a
— — (1,944,711) 243,614 6,000,000 —
Monarch Mining Corp.,
144A ........... — 457,407
a
— — (132,173) 325,234 9,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ..... 697,256 — — — (638,031) 59,225 6,000,000 —
Newcore Gold Ltd. .... 2,155,408 — — — (864,990) 1,290,418 9,200,000 —
Nighthawk Gold Corp. .. 1,889,590 — — — 1,002,393 2,891,983 5,761,000 —
Nighthawk Gold Corp.,
144A, 6/08/23 ..... 3,299 — — — 374 3,673 1,630,500 —
Nighthawk Gold Corp.,
5/03/24 .......... 63,452 — — — 24,212 87,664 1,250,000 —
O3 Mining, Inc. ...... 5,801,250 1,177,037
a
— — (879,070) 6,099,217 5,100,000 —
Pantoro Ltd. ........ 9,269,140 8,680,724
a
— — (6,852,129) 11,097,735 229,590,399 —
Platinum Group Metals
Ltd., (CAD Traded) .. . 3,270,374 — — — (88,416) 3,181,958 2,042,787 —
Platinum Group Metals
Ltd., (CAD Traded) ... 2,849,525 — — — (77,037) 2,772,488 1,779,911 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 156,508 — — — (4,232) 152,276 97,760 —
Platinum Group Metals
Ltd., (USD Traded) .. 6,507,388 — (1,007,322) (8,313,788) 8,286,273 5,472,551 3,441,856 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 58,639 — — — (1,585) 57,054 36,628 —
Red 5 Ltd. ......... 32,018,514 5,278,795
a
— — (11,549,463) 25,747,846 228,628,277 —
RTG Mining, Inc. ..... 89,844 — — — (27,781) 62,063 1,769,918 —
RTG Mining, Inc., 144A . 121,715 — — — (37,635) 84,080 2,397,790 —
RTG Mining, Inc., CDI .. 3,063,908 — — — (1,078,628) 1,985,280 64,487,582 —
Sable Resources Ltd. .. 2,202,265 — — — —
b
—
b
—
b
—
Saturn Metals Ltd. .... 1,658,655 311,050 — — (836,332) 1,133,373 10,339,999 —
Silver Mountain
Resources, Inc. .... 1,282,702 671,441
a
— — (433,399) 1,520,744 10,300,000 —
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2023, the Fund held investments in affiliated management investment companies as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Silver Mountain
Resources, Inc., 144A,
1/31/24 .......... $ 178,153 $ — $ — $ — $ (157,944) $ 20,209 3,650,000 $ —
Silver Mountain
Resources, Inc., 2/09/26 — —
a
— — 30,452 30,452 1,500,000 —
Silver Tiger Metals, Inc. . — 674,144 — — 101,140 775,284 3,560,000 —
Silver Tiger Metals, Inc.,
144A ........... 4,099,961 914,724 — — (332,491) 4,682,194 21,500,000 —
Talisker Resources Ltd. . 2,479,891 563,513
a
— — (607,261) 2,436,143 26,400,000 —
Talisker Resources Ltd.,
144A, 1/11/25 ..... — —
a
— — 70,746 70,746 4,500,000 —
TDG Gold Corp. ..... 259,898 — — — 177,722 437,620 2,080,000 —
TDG Gold Corp., 144A . 585,027 — — — 414,345 999,372 4,750,000 —
Thesis Gold, Inc. ..... 3,229,403 — — — —
b
—
b
—
b
—
Troilus Gold Corp. .... 3,405,701 — — — —
b
—
b
—
b
—
Troilus Gold Corp., 6/30/23 29,285 — — — —
b
—
b
—
b
—
Wiluna Mining Corp. Ltd. 2,898,345 — — — (2,633,695) 264,650 19,510,000 —
Wiluna Mining Corp. Ltd.,
12/31/24 ......... 272,633 — — — (272,633) — 9,755,000 —
Total Affiliated Securities
(Value is 12.6% of Net
Assets) .......... $156,579,339 $41,161,930 $(1,306,378) $(10,899,560) $(23,857,693) $138,512,794 $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of April 30, 2023, no longer an affiliate.
c
As of April 30, 2023, no longer held by the fund.
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 4,427,844 $ 100,303,444 $ (100,628,127) $ — $ — $ 4,103,161 4,103,161 $ 122,640
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $3,062,000 $27,737,000 $(29,389,000) $— $— $1,410,000 1,410,000 $68,316
Total Affiliated Securities ... $7,489,844 $128,040,444 $(130,017,127) $— $— $5,513,161 $190,956
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of April 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 8,676,276 $ 2,550,005 $ — $ 11,226,281
Diversified Metals & Mining ............... 75,398,163 32,139,571 4,805,946 112,343,680
Environmental & Facilities Services ......... 141,736 — — 141,736
Gold ................................ 598,664,851 270,093,377 8,529,329
a
877,287,557
Precious Metals & Minerals ............... 39,879,770 21,541,587 1,202,807 62,624,164
Silver ............................... 26,180,679 — — 26,180,679
Rights :
Gold ................................ — — 48,723 48,723
Precious Metals & Minerals ............... 3,289 — — 3,289
Silver ............................... 1,017,830 — — 1,017,830
Warrants :
Diversified Metals & Mining ............... 34,973 30,452 667,768
a
733,193
Gold ................................ 131,219 — 2,108,788
a
2,240,007
Precious Metals & Minerals ............... — — 28,167 28,167
Short Term Investments ................... 5,513,161 — — 5,513,161
Total Investments in Securities ........... $755,641,947 $326,354,992
b
$17,391,528 $1,099,388,467
a
Includes financial instruments determined to have no value at April 30, 2023.
b
Includes foreign securities valued at $309,241,606, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 1,567,117 $ 4,895,606 $ (2,785,839) $ — $ — $ — $ — $ 1,129,062 $ 4,805,946 $ (89,659)
Gold ............ 10,603,419
e
9,179,910 (9,829,922) 2,898,345 — — — (4,322,423) 8,529,329
e
(6,068,229)
Precious Metals &
Minerals ........ 585,027 980,393 — — (585,027) — — 222,414 1,202,807 222,414
Rights
Gold ............ 51,542 — — — — — — (2,819) 48,723 (2,819)
Warrants
Diversified Metals &
Mining ......... 1,277,893 —
e
—
e
— — — — (610,125) 667,768
e
(609,247)
Gold ............ 1,887,657
e
—
e
—
e
314,425 — — — (93,294) 2,108,788
e
(16,254)
Precious Metals &
Minerals ........ 192,365 —
e
— — — — — (164,198) 28,167 (164,198)
Total Investments in Securities . $16,165,020 $15,055,909 $(12,615,761) $3,212,770 $(585,027) $ — $ — $ (3,841,383) $17,391,528 $ (6,727,992)
6. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2023, are as follows:
Abbreviations
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
e
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Gold....................................... $5,728,490 Market comparables Discount for lack of marketability
2.3% - 4.1%
(2.9%)
Decrease
All Other Investments……...… 5,382,229
c,d
Total......................................... $11,110,719
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
d
Includes financial instruments determined to have no value at April 30, 2023.
Currency
AUD
Australian Dollar
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.